Stockholders’ Deficit (Details) - Schedule of SARs activity - VIECO USA, Inc. [Member] - Stock Appreciation Rights (SARs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Deficit (Details) - Schedule of SARs activity [Line Items]
SARs Outstanding, Number of shares granted, balance at beginning		291,000	291,000
SARs Outstanding, Weighted average exercise price, balance at beginning		$ 4.81	$ 4.81
Weighted average remaining contractual term, balance at beginning	6 years 6 months		6 years 6 months
SARs Outstanding, Number of shares granted, granted
SARs Outstanding, Weighted average exercise price, granted
SARs Outstanding, Number of shares granted, exercised
SARs Outstanding, Weighted average exercise price, exercised
SARs Outstanding, Number of shares granted, forfeited
SARs Outstanding, Weighted average exercise price, forfeited
SARs Outstanding, Number of shares granted, balance at ending		291,000	291,000
SARs Outstanding, Weighted average exercise price, balance at ending		$ 4.81	$ 4.81
Weighted average remaining contractual term, balance at ending	6 years 6 months	6 years 6 months	6 years 6 months